Note 13 - Supplemental Cash Flow Information and Non-cash Activity - Reconciliation of Cash, Cash Equivalent, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents	$ 37,486	$ 33,065	$ 33,551
Total cash, cash equivalents, and restricted cash shown in consolidated statements of cash flows	39,813	33,118	33,854	$ 52,419
Prepaid Expenses and Other Current Assets [Member]
Restricted cash	2,327	53	0
Other Noncurrent Assets [Member]
Restricted cash	$ 0	$ 0	$ 303